Note 7 - Debt (Details Textual)							1 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended
	Jun. 29, 2018 USD ($)	Jun. 01, 2018 USD ($)	Feb. 08, 2018 USD ($)	Jan. 05, 2018 USD ($)	Dec. 14, 2017 USD ($)	Sep. 05, 2017	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2018	May 31, 2018	Jun. 30, 2018 USD ($) $ / shares
Line of Credit Facility, Remaining Borrowing Capacity								$ 61,929,000			$ 61,929,000
M/T Eco Marina Del Ray [Member]
Sale Leaseback Transaction, Lease Term	5 years
Sale Leaseback Transaction, Rent Expense, Per Day	$ 8.60
Sale Leaseback Transaction, Buy Back, Amount	$ 22,680
Scenario, Forecast [Member] | M/T Eco Marina Del Ray [Member]
Sale Leaseback Transaction, Gross Proceeds, Investing Activities							$ 32,400
Unsecured Notes [Member]
Proceeds from Short-term Debt, Total			$ 6,400,000	$ 5,369,000	$ 12,500,000
Debt Instrument, Additional Revolving Options				$ 4,631,000
Notes Payable, Total								5,836,000			5,836,000
Unsecured Notes [Member] | Second Crede Note, First Revolving Option [Member]
Debt Instrument, Additional Revolving Options					$ 5,000,000
Unsecured Notes [Member] | Interest on Debt for the First Ninety Days [Member]
Debt Instrument, Interest Rate, Stated Percentage					2.00%
Unsecured Notes [Member] | Interest on Debt for Ninety up to 180 Days [Member]
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Unsecured Notes [Member] | Interest on Debt 180 Days and Thereafter [Member]
Debt Instrument, Interest Rate, Stated Percentage					15.00%
Unsecured Notes [Member] | Second Crede Note, Second Revolving Option [Member]
Debt Instrument, Additional Revolving Options					$ 5,000,000
The ABN Bank [Member]
Long-term Line of Credit, Total								$ 50,350,000			$ 50,350,000
The ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, LIBOR Rate								2.36%			2.36%
Norddeutsche Landesbank Girozentrale Bank [Member]
Long-term Line of Credit, Total								$ 19,093,000			$ 19,093,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, LIBOR Rate								2.32%			2.32%
Alpha Bank [Member]
Long-term Line of Credit, Total								$ 21,350,000			$ 21,350,000
Alpha Bank [Member] | M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, LIBOR Rate								2.33%			2.33%
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Long-term Line of Credit, Total								$ 0			$ 0
Line of Credit Facility, Commitment Fee Percentage		0.00%								4.25%
Proceeds from Lines of Credit, Total											$ 7,494,000
Debt Instrument, Applicable Three Month LIBOR, Rate								2.32%			2.32%
Line of Credit Facility, Maximum Borrowing Capacity								$ 8,993,000			$ 8,993,000
AT Bank [Member] | AT Bank Second Predelivery Facility [Member]
Long-term Line of Credit, Total								1,690,000			1,690,000
Line of Credit Facility, Commitment Fee Percentage		0.00%
Line of Credit Facility, Remaining Borrowing Capacity								8,450,000			$ 8,450,000
Proceeds from Lines of Credit, Total								$ 1,690,000
Debt Instrument, Applicable Three Month LIBOR, Rate								2.30%			2.30%
Line of Credit Facility, Maximum Borrowing Capacity		$ 10,140,000
Debt Instrument, Number of Available Tranches		5
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds		5
Debt Covenant, Ratio of Total Net Debt to Fleet Value		75.00%
Minimum Free Liquidity, Per Collateralized Vessel		$ 750,000
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel		$ 500,000
AT Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Debt Instrument, Basis Spread on Variable Rate		6.30%								8.50%
AT Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | AT Bank Second Predelivery Facility [Member]
Debt Instrument, Basis Spread on Variable Rate		6.30%
AT Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | AT Bank Second Predelivery Facility [Member] | Scenario, Forecast [Member]
Debt Instrument, Basis Spread on Variable Rate									6.00%
AT Bank [Member] | M/T Eco Palm Desert [Member]
Line of Credit Facility, Commitment Fee Percentage		1.30%				2.00%
Line of Credit Facility, Remaining Borrowing Capacity								$ 23,500,000			$ 23,500,000
Family Trading [Member] | Immediate Family Member of Management or Principal Owner [Member] | Revolving Credit Facility [Member]
Long-term Line of Credit, Total								5,280,000			5,280,000
Line of Credit Facility, Remaining Borrowing Capacity								6,572,000			6,572,000
Proceeds from Lines of Credit, Total											5,280,000
Debt Issuance Costs, Net, Total								170,000			170,000
Debt Instrument, Unamortized Discount, Total								$ 4,330,000			4,330,000
Amortization of Debt Discount (Premium)											140,000
Debt Related Commitment Fees and Debt Issuance Costs											142,000
Interest Expense, Related Party											$ 27,000
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.60			$ 0.60
Debt Instrument, Convertible, Number of Equity Instruments											8,800,000